PROSPECTUS


                                                                  Concert Social
                                                                       Awareness
                                                                            Fund


                                                               FEBRUARY 24, 1997


                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
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

Concert Social Awareness Fund

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Prospectus                                                     February 24, 1997

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     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Concert Social Awareness Fund (the "Fund") seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate.

     The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Equity Funds (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

     This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial Consultant.


     Additional information about the Fund and the Trust is contained in a Statement of Additional Information dated February 24, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor

Smith Barney Strategy Advisers Inc.
Investment Adviser

Smith Barney Mutual Funds Management Inc.
Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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Concert Social Awareness Fund
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Table of Contents
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Prospectus Summary                                                             3
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Financial Highlights                                                          10
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Investment Objective and Management Policies                                  14
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Valuation of Shares                                                           24

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Dividends, Distributions and Taxes                                            25
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Purchase of Shares                                                            26
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Exchange Privilege                                                            37
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Redemption of Shares                                                          40
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Minimum Account Size                                                          43
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Performance                                                                   43
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Management of the Trust and the Fund                                          44
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Distributor                                                                   45
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Additional Information                                                        46
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================================================================================

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

================================================================================


2
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Concert Social Awareness Fund
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Prospectus Summary
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     The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

Investment Objective The Fund is an open end, diversified management investment company that seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. See "Investment Objective and Management Policies."

Alternative Purchase Arrangements The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the value of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after


                                                                               3
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Concert Social Awareness Fund
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Prospectus Summary (continued)
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the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing


4
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Concert Social Awareness Fund
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Prospectus Summary (continued)
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distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999, Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment will be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Other Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares will be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


Smith Barney 401(k) and ExecChoice(TM) Programs Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without a



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Concert Social Awareness Fund
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Prospectus Summary (continued)
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sales charge as investment alternatives under both of these programs. See
"Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

Purchase of Shares Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

Investment Minimums Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self- Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B, and Class C shares and the subsequent investment requirement for all Classes is $25. For minimum investment requirements for all Classes through the Systematic Investment Plan, see below. See "Purchase of Shares."

Systematic Investment Plan The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial and subsequent investment requirement for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50.
See "Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Redemption of Shares."

Management of the Trust and the Fund Smith Barney Strategy Advisers Inc. ("Strategy Advisers") serves as the Fund's investment adviser and is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM"). SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM, which also serves as the Fund's administrator, is a wholly owned subsidiary of Smith Barney Holdings


6
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Concert Social Awareness Fund
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Prospectus Summary (continued)
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Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group
Inc. ("Travelers"), a diversified financial services company engaged through its subsidiaries principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services, and Property & Casualty Insurance Services.

Exchange Privilege Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege Services."

Valuation of Shares Net asset value of the Fund for the prior day is generally quoted daily in the financial section of most newspapers and is also available from any Smith Barney Financial Consultant. See "Valuation of Shares."

Dividends and Distributions Dividends from net investment income are paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

Risk Factors and Special Considerations There can be no assurance that the Fund's investment objective will be achieved. The foreign securities in which the Fund may invest may be subject to certain risks in addition to those inherent in domestic investments. The Fund may make certain investments and employ certain investment techniques that involve other risks and special considerations. The techniques presenting the Fund with risks or special considerations are investing in restricted securities, warrants, convertible securities, securities of unseasoned issuers, entering into transactions involving options, entering into repurchase agreements and lending portfolio securities. These risks and those associated with when-issued and delayed-delivery transactions and covered option writing are described under "Investment Objective and Management Policies--Risk Factors and Special Considerations."


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Concert Social Awareness Fund
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Prospectus Summary (continued)
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THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for the six month period ended July 31, 1996:


                                          Class A   Class B   Class C    Class Y
================================================================================
Shareholder Transaction Expenses
     Maximum sales charge imposed
     on purchases (as a percentage
     of offering price)                    5.00%     None       None      None
     Maximum CDSC
     (as a percentage of original cost
     or redemption proceeds,
     whichever is lower)                   None*     5.00%      1.00%     None
================================================================================
Annual Fund Operating Expenses
     (as a percentage of average
     net assets)
     Management fees                       0.75%     0.75%      0.75%     0.75%
     12b-1 fees**                          0.25      1.00       1.00      None

     Other expenses                        0.24      0.24       0.20      0.13
================================================================================
TOTAL FUND OPERATING EXPENSES              1.24%     1.99%      1.95%     0.88%

================================================================================


* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge.


** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


     Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) Program. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives


8
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an annual 12b-1 service fee of 0.25% of the value of average daily net assets of
Class A shares. Smith Barney also receives, with respect to Class B and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Concert Social Awareness Fund
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Prospectus Summary (continued)
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EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."

                                          1 year   3 years    5 years  10 years*
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each
time period:


     Class A                               $62       $87       $115      $192
     Class B                                70        92        117       213
     Class C                                30        61        105       227
     Class Y                                 9        28         49       108


An investor would pay the following
expenses on the same investment,
assuming the same annual return
and no redemption:


     Class A                                62        87        115       192
     Class B                                20        62        107       213
     Class C                                20        61        105       227
     Class Y                                 9        28         49       108


================================================================================

*Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


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Concert Social Awareness Fund
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Financial Highlights
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     The following information for the fiscal year ended January 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated January 31, 1996. The following information for the fiscal years ended January 31, 1987 through January 31, 1995 has been audited by other independent auditors. The information for the six-month period ended July 31, 1996 has not been audited. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information. The financial information set out below represents the financial history of the Fund prior to implementing a social awareness criteria and the Fund's performance may have been different if it had pursued a social awareness criteria since its inception.


For a Class A share of beneficial interest outstanding throughout each period:



                                                               Year Ended January 31,
                                            1996(1)        1996        1995        1994(2)     1993(3)

========================================================================================================
Net Asset Value, Beginning of Period       $  19.00      $  15.91    $  17.72      $16.85      $16.80
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Income (Loss) From Operations:
  Net investment income                        0.28          0.61        0.57        0.52        0.13
  Net realized and unrealized gain (loss)     (0.32)         3.52       (1.25)       2.37        0.88
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.04)         4.13       (0.68)       2.89        1.01
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.29)        (0.52)      (0.47)      (0.56)      (0.11)
  Net realized gains                           --           (0.52)      (0.66)      (1.46)      (0.85)
--------------------------------------------------------------------------------------------------------
Total Distributions                           (0.29)        (1.04)      (1.13)      (2.02)      (0.96)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  18.67      $  19.00    $  15.91      $17.72      $16.85
--------------------------------------------------------------------------------------------------------
Total Return**                                (0.24)%++     26.47%      (3.82)%     17.80%       6.12%++
--------------------------------------------------------------------------------------------------------

Net Assets, End of Period (millions)       $    170      $    175    $    159      $    6      $  0.6

--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.24%+        1.21%       1.33%       1.25%       1.25%+
  Net investment income                        3.02+         3.10        2.89        2.85        3.61+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          37%           81%        103%        131%         93%
========================================================================================================
Average Commissions Paid on
  Equity Security Transactions(3)          $   0.06      $   0.06        --          --          --
========================================================================================================


(1) For the six month period ended July 31, 1996.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this period since use of the undistributed net investment income method does not accord with results of operations.
(3) For the period from November 6, 1992 (inception date) to January 31, 1993.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.


** Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


10
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Concert Social Awareness Fund
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Financial Highlights (continued)
--------------------------------------------------------------------------------

For a Class B share of beneficial interest outstanding throughout each period:



                                                                Year Ended January 31,
                         1996(1)      1996      1995     1994(2)    1993      1992      1991      1990      1989       1988(3)

===================================================================================================================================
Net Asset Value,
Beginning of Period     $  19.05    $  15.97  $  17.79  $  16.84  $  17.26  $  15.61  $  15.57  $  15.03  $  13.62    $  14.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
  Net investment
  income                    0.21        0.49      0.39      0.38      0.51      0.52      0.54      0.53      0.52        0.36
  Net realized
  and unrealized
  gain/(loss)              (0.32)       3.53     (1.20)     2.37      1.06      2.56      0.47      1.10      1.48       (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations          (0.11)       4.02     (0.81)     2.75      1.57      3.08      1.01      1.63      2.00       (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment
  income                   (0.22)      (0.42)    (0.35)    (0.34)    (0.50)    (0.55)    (0.51)    (0.69)    (0.48)      (0.23)
  Net realized gains       (0.52)      (0.66)    (1.46)    (1.49)    (0.88)    (0.46)    (0.38)    (0.11)    (0.07)
  Capital                   --          --        --        --        --        --        --       (0.02)     --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions        (0.22)      (0.94)    (1.01)    (1.80)    (1.99)    (1.43)    (0.97)    (1.09)    (0.59)      (0.30)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period         $  18.72    $  19.05  $  15.97  $  17.79  $  16.84  $  17.26  $  15.61  $  15.57  $  15.03    $  13.62
-----------------------------------------------------------------------------------------------------------------------------------
Total Return**             (0.60)%++   25.58%    (4.54%)   16.88%     9.68%    19.96%     6.80%    10.76%    15.10%      (0.57%)++
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of
  Period (millions)         $202        $226      $216      $334      $288      $234      $197      $206      $147        $151

-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses                  1.99%+      1.94%     2.00%     1.98%     2.02%     2.06%     2.09%     2.24%     2.29%       2.14%+
  Net investment
  income                    2.28+       2.37      2.21      2.11      2.84      3.02      3.43      3.46      3.59        2.83+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover
  Rate                        37%         81%      103%      131%       93%       76%       56%       61%       42%         56%
===================================================================================================================================
Average Commissions
  Paid on Equity
Security

Transactions(4)         $   0.06    $   0.06      --        --        --        --        --        --        --          --

===================================================================================================================================


(1) For the six month period ended July 31, 1996.
(2) The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed net investment income method does not accord with results of operations.
(3) The Fund commenced operations on February 2, 1987. On November 6, 1992, the Fund commenced selling Class B shares. Any shares outstanding prior to November 6, 1992 were designated as Class B shares.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.


** Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.
+   Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

Concert Social Awareness Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a Class C share of beneficial interest outstanding throughout each period:


                                                 Year Ended January 31,
                                                                       1994(2)
                                          1996(1)     1996     1995    (3)(4)

================================================================================
Net Asset Value, Beginning of Period      $19.08     $15.97   $17.79   $17.54
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                     0.21       0.45     0.38     0.32
  Net realized and unrealized gain (loss)  (0.32)      3.60    (1.19)    1.67
--------------------------------------------------------------------------------
Total Income (Loss) From Operations        (0.11)      4.05    (0.81)    1.99
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.22)     (0.42)   (0.35)   (0.28)
  Net realized gains                        --        (0.52)   (0.66)   (1.46)
--------------------------------------------------------------------------------
Total Distributions                        (0.22)     (0.94)   (1.01)   (1.74)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $18.75     $19.08   $15.97   $17.79
--------------------------------------------------------------------------------
Total Return                               (0.60)%++  25.77%   (4.54)%  11.83%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $3,772     $3,396   $1,972   $  399
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  1.95%+     1.94%    1.98%    1.93%+
  Net investment income                     2.31+      2.31     2.24     2.16+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                       37%        81%     103%     131%
================================================================================

Average Commissions Paid on
  Equity Security Transactions(5)         $ 0.06     $ 0.06     --       --

================================================================================


(1) For the six month period ended July 31, 1996.
(2) On November 7, 1994, the former Class D shares were renamed Class C shares.
(3) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this period since use of the undistributed net investment income method does not accord with results of operations.
(4) For the period from May 5, 1993 (inception date) to January 31, 1994.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.


** Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


12
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a Class Y share of beneficial interest outstanding throughout each period:

                                                                        Period
                                                                         Ended
                                                                        7/31/96
================================================================================
Net Asset Value, Beginning of Period                                    $19.00
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                                   0.22
  Net realized and unrealized loss                                       (0.37)
--------------------------------------------------------------------------------
Total Loss From Operations                                               (0.15)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                  (0.16)
--------------------------------------------------------------------------------
Total Distributions                                                      (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $18.69
--------------------------------------------------------------------------------
Total Return++                                                           (0.83)%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                        $   99
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                                0.88+
  Net investment income                                                   3.29
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     37%
================================================================================
Average Commissions Per Share
  Paid on Equity Transactions                                           $ 0.06
================================================================================

(1) For the period from March 28, 1996 (inception date)to July 31, 1996 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


                                                                              13
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE

     The investment objective of the Fund is high total return consisting of capital appreciation and current income. The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding voting securities. There can be no assurance the Fund's investment objective will be achieved.


     The Fund seeks to achieve its objective by investing in a variable combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. The percentages of the Fund's assets invested in each of these types of securities are adjusted from time to time to conform to the asset allocation percentages most recently determined by Strategy Advisers. Under normal market conditions, the Fund will have between 65% and 85% of its assets invested in equity securities and between 15% and 35% in fixed-income securities. The mix of the Fund's investments may vary from time to time.


     Strategy Advisers has responsibility for the selection of specific securities on behalf of the Fund and for determining the allocation of the Fund's assets. See "Management of the Trust and the Fund." Following the variable asset allocation strategy may involve frequent shifts among classes of investments and result in the Fund's having a relatively high portfolio turnover rate.

     The equity portion of the assets of the Fund will consist primarily of common stocks of established companies traded on exchanges or over-the-counter that represent an opportunity for total return on a long-term basis. In evaluating companies for investment, Strategy Advisers selects securities of companies that it believes are undervalued based on relevant indicators such as price/earnings ratios, forecast growth, as well as balance sheet, profitability and risk analysis. Equity investments may be made without regard to the size of companies and generally will be made in a broad spectrum of industries. The Fund may also invest in preferred stock, securities convertible into or exchangeable for common stock and warrants. The fixed income portion of the Fund's assets will be composed primarily of investment-grade corporate bonds, debentures and notes, asset-backed and mortgage-backed securities and obligations of the United States government or its agencies or instrumentalities ("U.S. government securities"). The Fund's fixed-income assets may be short-, medium- or long-term, as determined at the discretion of Strategy Advisers based upon an evaluation of economic and market trends. When Strategy Advisers believes that a defensive investment posture is warranted or when attractive investment opportunities do not exist, the Fund may temporarily invest all or a portion of its assets in short-term money market instruments. The


14
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

money market securities in which the Fund may invest include commercial paper, bank obligations (possibly including community investments) and short-term U.S. government securities. Up to 25% of the Fund's assets may be invested in equity and debt securities of foreign issuers. The Fund also may write covered call options, lend its portfolio securities and invest in real estate investment trusts. Risk factors and special considerations associated with the Fund's investments are described under "Investment Strategies and Techniques" and "Risk Factors and Special Considerations" below.


     Strategy Advisers believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. Strategy Advisers believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improved productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. Top quality management teams who successfully balance their companies' business interests with their social influences can gain significant competitive advantages over the long run, which may result in increased shareholder values and, therefore, better investments. The Fund is designed to incorporate both social and financial criteria in all of its investment decisions.


     The Fund will hold securities issued by companies which, in the opinion of Strategy Advisers, meet the Fund's investment policies, and do not violate the Fund's social awareness criteria. The primary social emphasis will be to establish investments in companies that make a positive contribution to society through their products and services or through the way that they do business. These include companies known for fostering fair and progressive relations with their employees, companies taking an active role in promoting worthwhile causes or known to be good community citizens, companies committed to upholding human rights in their domestic and international operations, and companies promoting positive alternatives to unsafe, polluting or wasteful business activities or products.

     In addition, Strategy Advisers has identified specific areas of social and financial concern and, thus, the Fund will not purchase the debt or equity securities of any company that Strategy Advisers has significant reason to believe is engaged at the time of investment by the Fund in any of the following:

Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     o  Tobacco production;

     o  Manufacture of unsafe products;

     o  Engaging in irresponsible advertising or marketing practices;

     o  Engaging in activities that cause substantial environmental damage;

     o  Production of weapons;

     o  Ownership or design of nuclear facilities.


     These portfolio restrictions are based on the belief that a company will benefit from its social awareness by enabling it to better position itself in developing business opportunities while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact. These companies should be better prepared to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

     Strategy Advisers will use its best efforts to assess a company's social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. Strategy Advisers will monitor the social progress or deterioration of each company in which the Fund is invested and in the event a company is no longer in compliance with the Fund's social criteria, the Fund will plan to sell the securities of such company as soon as it is deemed prudent. The Fund's Trustees will monitor the social awareness criteria used by the Fund and Strategy Advisers may, upon approval of the Trustees, change the criteria used to rate the social performance of an issuer without prior notice or shareholder approval.

     While the application of the Fund's social awareness criteria may preclude some securities with strong earnings and growth potential, Strategy Advisers believes that there are sufficient investment opportunities among those companies that satisfy the social awareness criteria to meet the Fund's investment objectives.


     INVESTMENT STRATEGIES AND TECHNIQUES

     In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies and techniques set forth below. The Fund is under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition. More detailed information concerning these strategies and techniques and their related risks is contained in the Statement of Additional Information.

     Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund


16
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by Strategy Advisers to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Strategy Advisers, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


     When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with its custodian a segregated account consisting of cash or equity and debt securities of any grade provided such securities have been determined by Strategy Advisers to be liquid and unencumbered pursuant to guidelines established by the Trustees in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.


     Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. Loans, if and when made, may not exceed 20% of the Fund's net asset value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account in an amount at least equal to the current market value of the loaned securities.

     Covered Option Writing. The Fund may write covered call options on portfolio securities and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. In return for a premium, the Fund will forfeit

Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

the right to any appreciation in the value of the underlying security for the life of the option (or until a closing purchase transaction can be effected). The purchaser of a call option written by the Fund has the right to purchase from the Fund an underlying security owned by the Fund at an agreed-upon price for a specified time period. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the underlying security's market value at the time of the option's exercise over the exercise price plus the premium received for writing the option. Whenever the Fund writes a call option, it will
(a) continue to own or have the absolute and immediate right to acquire the underlying security without additional cash consideration or (b) hold a call option at the same or a lower exercise price for the same exercise period on the same underlying security as the call option written, for as long as it remains obligated as the writer of the option.

     The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

     ADDITIONAL INVESTMENTS

     Money Market Instruments. The Fund may hold cash and invest in money market instruments without limitation when deemed advantageous by Strategy Advisers. Short-term instruments in which the Fund may invest include: U.S. government securities; bank obligations (including community investments, certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-2 by Standard & Poor's Corporation ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another nationally recognized rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating


18
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

categories. A description of the commercial paper rating categories of Moody's and S&P is contained in the Appendix to the Statement of Additional Information.

     Mortgage and Asset-Backed Securities. The Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, and other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate. The Fund may also purchase collateralized mortgage obligations which are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations.


     Eurodollar or Yankee Obligations. The Fund may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

     U.S. Government Securities. The Fund will invest in direct U.S. government debt obligations since it is Strategy Advisers' experience that these investments satisfy the social awareness criteria and are acceptable to most social investors. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including instruments supported by the full faith and credit of the United States; securities supported by the right of the issuer to borrow from the United States Treasury; and securities supported solely by the credit of the instrumentality.

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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     Zero Coupon Securities. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

     Futures and Options on Futures. When deemed advisable by Strategy Advisers, the Fund may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a domestic exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate for the reduction of risks inherent in the management of the Fund.

     An interest rate futures contract provides for the future sale by the one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An option on an interest rate or stock index contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

     In entering into transactions involving futures contracts and options on futures contracts, the Fund will comply with applicable requirements of the Commodities Futures Trading Commission (the "CFTC") which require that its transactions in futures and options be engaged in for "bona fide hedging" purposes or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions, other than those considered by the CFTC to be

Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

"bona fide hedging," will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities or index on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

     RISK FACTORS AND SPECIAL CONSIDERATIONS

     Investment in the Fund involves special considerations, such as those described below:


     Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.


     Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment in warrants, valued at the lower of cost or market, may not exceed 5.00% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.00% of the value of the Fund's net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may be issued by companies that lack a significant operating history and are dependent on products or services without an established market share.

     Options. Option writing for the Fund may be limited by position and exercise limits established by national securities exchanges and by requirements of the Code for qualification as a regulated investment company. See "Dividends, Distributions

Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

and Taxes." In addition to writing covered call options to generate current income, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers. Successful use by the Fund of options will be subject to Strategy Advisers' ability to predict correctly movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will write options only if a liquid secondary market appears to exist for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. If the Fund cannot enter into a closing purchase transaction with respect to a call option it has written, the Fund will continue to be subject to the risk that its potential loss upon exercise of the option will increase as a result of any increase in the value of the underlying security. The Fund could also face higher transaction costs, including brokerage commissions, as a result of its options transactions.

     Repurchase Agreements. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

     Foreign Securities. Certain risks are involved in investing in the securities of companies and governments of foreign nations that go beyond the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments, the possible imposition of restrictions on the repatriation of currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial

Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The value of the assets of the Fund invested in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians.

     The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

     Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have higher rates of return to investors.

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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


     Effect of Implementing Social Awareness Criteria. Beginning February 24, 1997, the Fund began using the social awareness criteria described herein to determine which securities should be held by the Fund. Certain securities held by the Fund prior to this date which did not meet the social awareness criteria will be sold in a prudent manner. It is anticipated that this process will be completed within six months.


     PORTFOLIO TRANSACTIONS AND TURNOVER

     All orders for transactions in securities or options on behalf of the Fund are placed by Strategy Advisers with broker-dealers that Strategy Advisers selects, including Smith Barney and other affiliated brokers. The Fund may utilize Smith Barney or a broker that is affiliated with Smith Barney in connection with a purchase or sale of securities when Strategy Advisers believes that the charges for the transaction do not exceed usual and customary levels. The Fund also may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options. Smith Barney has agreed to charge the Fund commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts. In selecting a broker for a transaction, including Smith Barney or its affiliates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable Strategy Advisers to supplement its own research and analysis with the views and information of other securities firms.

     Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its objective and policies.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or


24
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Concert Social Awareness Fund
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Valuation of Shares (continued)

--------------------------------------------------------------------------------

under the direction of the Fund's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost is fair value. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of its net investment income (that is, its income other than its net realized capital gains) quarterly, and to declare and pay its net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

     If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless


                                                                              25
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the Fund's dividends and distributions for state and local tax liabilities.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

     GENERAL

     The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000. See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a


26
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, and Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of $25 or $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis, respectively, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will

                                                                              27
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

     INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                       Sales Charge as     Sales Charge as          Dealers
                            % of             % of Amount        Reallowance as
Amount of Investment   Offering Price         Invested       % of Offering Price
================================================================================
Less than $25,000           5.00%              5.26%                 4.50%
$25,000-$49,999             4.00               4.17                  3.60
$50,000-$99,999             3.50               3.63                  3.15
$100,000-$249,999           3.00               3.09                  2.70
$250,000-$499,999           2.00               2.04                  1.80
$500,000 and more           *                  *                     *
================================================================================

* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege."

     INITIAL SALES CHARGE WAIVERS


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of any of the Smith Barney Mutual Funds and of Travelers and its



28
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

subsidiaries and to the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee and retired Board Members or employees) or the pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) purchases of Class A shares of the Fund by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

     Purchases of Class A shares also may be made at net asset value without a sales charge in the following circumstances: (i) direct rollovers by plan participants of distributions from a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: Subsequent investments will be subject to the applicable sales charge); (ii) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (iii) purchases by investors participating in a Smith Barney fee based arrangement.

     RIGHT OF ACCUMULATION

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney that are offered with a sales charge


                                                                              29
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales


30
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.

     DEFERRED SALES CHARGE ALTERNATIVES

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares which when combined with Class A shares offered

                                                                              31
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.


     Class C shares and Class A shares that are CDSC shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(K) Program, as described below. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."


            Year Since Purchase
            Payment was Made                                  CDSC
================================================================================
            First                                             5.00%
            Second                                            4.00
            Third                                             3.00
            Fourth                                            2.00
            Fifth                                             1.00

            Sixth and thereafter                              0.00


================================================================================

     Class B shares automatically will convert to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney Shearson Short-Term World Income Fund (the "Short-Term World Income Fund") on July 15, 1994 and who subsequently exchanged those shares for Class B shares of the Fund will be


32
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Feature."

     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC


     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan"), provided, however, that automatic cash withdrawals in amounts equal to or less than 2% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger,



                                                                              33
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

     SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS

     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

     401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified


34
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

     401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan in the Smith Barney 401(k) Program that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, the Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

     Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

     Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within


                                                                              35
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.


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Concert Social Awareness Fund
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Exchange Privilege
--------------------------------------------------------------------------------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

     Fund Name

     Growth Funds
     Smith Barney Aggressive Growth Fund Inc.
     Smith Barney Appreciation Fund Inc.
     Smith Barney Fundamental Value Fund Inc.
     Smith Barney Growth Opportunity Fund
     Smith Barney Managed Growth Fund
     Smith Barney Natural Resources Fund, Inc.
     Smith Barney Special Equities Fund

     Growth and Income Funds
     Smith Barney Convertible Fund
     Smith Barney Funds, Inc. -- Equity Income Portfolio
     Smith Barney Growth and Income Fund
     Smith Barney Premium Total Return Fund
     Smith Barney Utilities Fund

     Taxable Fixed-Income Funds
   * Smith Barney Adjustable Rate Government Income Fund
     Smith Barney Diversified Strategic Income Fund

   + Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Portfolio
     Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio
     Smith Barney Government Securities Fund
     Smith Barney High Income Fund
     Smith Barney Investment Grade Bond Fund
     Smith Barney Managed Governments Fund Inc.

     Tax-Exempt Funds
     Smith Barney Arizona Municipals Fund Inc.
     Smith Barney California Municipals Fund Inc.
  ** Smith Barney Intermediate Maturity California Municipals Fund ** Smith Barney Intermediate Maturity New York Municipals Fund
     Smith Barney Managed Municipals Fund Inc.
     Smith Barney Massachusetts Municipals Fund
     Smith Barney Muni Funds -- Florida Portfolio


                                                                              37
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

     Smith Barney Muni Funds -- Georgia Portfolio
  ** Smith Barney Muni Funds -- Limited Term Portfolio
     Smith Barney Muni Funds -- National Portfolio
     Smith Barney Muni Funds -- New York Portfolio
     Smith Barney Muni Funds -- Pennsylvania Portfolio
     Smith Barney New Jersey Municipals Fund Inc.
     Smith Barney Oregon Municipals Fund
     Smith Barney Tax-Exempt Income Fund

     International Funds
     Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
     Smith Barney World Funds, Inc. -- European Portfolio
     Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

     Smith Barney Concert Series
     Smith Barney Concert Series Inc. -- Balanced Portfolio Smith Barney Concert Series Inc. -- Conservative Portfolio Smith Barney Concert Series Inc. -- Growth Portfolio
     Smith Barney Concert Series Inc. -- High Growth Portfolio Smith Barney Concert Series Inc. -- Income Portfolio

     Money Market Funds
  ++ Smith Barney Exchange Reserve Fund
 +++ Smith Barney Money Funds, Inc. -- Cash Portfolio
 +++ Smith Barney Money Funds, Inc. -- Government Portfolio
 *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
   + Smith Barney Municipal Money Market Fund, Inc.
   + Smith Barney Muni Funds--California Money Market Portfolio
   + Smith Barney Muni Funds--New York Money Market Portfolio
================================================================================

* Available for exchange with Class A, Class B and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
**  Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
*** Available for exchange with Class A shares of the Fund.
+   Available for exchange with Class A and Class Y shares of the Fund.
++  Available for exchange with Class B and Class C shares of the Fund.

+++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) or ExecChoice(TM) Programs may exchange those shares for Class C shares of this fund.


     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on July


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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


                                                                              39
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

            Concert Social Awareness Fund
            Class A, B, C or Y (please specify)
            c/o First Data Investor Services Group, Inc.
            P.O. Box 9134
            Boston, Massachusetts 02205-9134

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a redemption request in excess of $2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic


40
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM


     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemption on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)


     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at


                                                                              41
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.


     Additional Information Regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program, or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.


42
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

     TOTAL RETURN

     From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied by nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.


                                                                              43
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Management of the Trust and the Fund
--------------------------------------------------------------------------------

     BOARD OF TRUSTEES

     Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust's distributor, custodian and transfer agent and the Fund's investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and executive officer of the Fund.

     INVESTMENT ADVISER--STRATEGY ADVISERS


     Strategy Advisers, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. Strategy Advisers provides investment management, investment advisory and/or administrative services to individual, institutional and investment company clients that had aggregate assets under management, as of January 31, 1997, in excess of $3 billion.


     Subject to the supervision and direction of the Board of Trustees, Strategy Advisers manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For advisory services rendered to the Fund, under an Advisory Agreement dated August 14, 1995, the Fund pays Strategy Advisers a fee at the annual rate of 0.55% of the value of the Fund's average daily net assets.

     ADMINISTRATOR--SBMFM

     SBMFM serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. SBMFM provides investment management and administration services to a wide variety of individual, institutional and investment companies that had aggregate assets under management, as of November 30, 1996, in excess of $79 billion. For administration services rendered, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

     PORTFOLIO MANAGEMENT

     Robert J. Brady and Ellen S. Cammer, each a Managing Director of Smith Barney, have served as portfolio managers of the Fund since June 15, 1995,


44
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Management of the Trust and the Fund (continued)
--------------------------------------------------------------------------------

and manage the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended
January 31, 1996 is included in the Annual Report dated January 31, 1996. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this prospectus.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

     Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the value of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the value of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.


                                                                              45
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------

     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed such expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     The Trust was organized on January 8, 1986 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. The Fund offers shares of beneficial interest currently classified into four Classes -- A, B, C and Y. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     The Trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shareholders of record owning no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

     When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust will be


46
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Concert Social Awareness Fund
--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

voted on a Trust-wide basis on all matters except matters affecting only the interests of one or more funds or Classes.

     PNC Bank, National Association, is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian of the Fund's investments.

     First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent.

     The Trust sends shareholders of the Fund a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact a Smith Barney Financial Consultant or First Data.

                                                                    SMITH BARNEY
                                                                    ------------
                                               A Member of TravelersGroup [LOGO]


                                                                  Concert Social
                                                                       Awareness

Because we care about the environment                                       Fund
this prospectus has been printed with
soy based inks on 50% post-consumer                         388 Greenwich Street
recycled paper, deinked using a                         New York, New York 10013
non-chlorine bleach process.

          [Logo] [ILLEGIBLE] 341                                    FD02225 2/97


printed on recycled paper